ACCRUED EXPENSES AND OTHER LIABILITIES (Q2)	6 Months Ended
Jun. 30, 2022
Payables and Accruals [Abstract]
Accrued Expenses and Other Liabilities
NOTE 7 – ACCRUED EXPENSES AND OTHER LIABILITIES
Accrued expenses and other current liabilities consisted of the following (in thousands):
	June 30, 2022	December 31, 2021
Accrued wages, commission and bonus	$611	$805
Accrued expenses	1,390	855
Other liabilities	1,015	57

Related party payable	2	5
	$3,018	$1,722
The Company incurred software development and information technology related costs to a vendor related to a major stockholder of approximately $36,000 and $93,000 for the three and six months ended June 30, 2022, respectively, with $187,000 and $257,000 for the three and six months ended June 30, 2021, respectively. The amount is included in data warehouse under property and equipment.